Equity Method Investments (DWM) (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Related Party Transaction [Line Items]
Equity method investments	$ 58,382		$ 53,875
Gain/(loss) from equity method investments	(418)	$ (747)
Management fees to a related party (Note 3(a))	555	$ 636
Accounts receivable, trade	$ 6,683		3,739
Diana Wilhelmsen Management Limited [Member]
Related Party Transaction [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%
Equity method investments	$ 84		244
Gain/(loss) from equity method investments	(159)	$ (187)
Management Agreements [Member] | Diana Wilhelmsen Management Limited [Member]
Related Party Transaction [Line Items]
Management fees to a related party (Note 3(a))	555	636
Accounts receivable, trade	10		$ 239
Commissions	$ 168	$ 163